CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income	$ 28,697	$ 26,506
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,961	6,702
Deferred income taxes	1,922	17
Stock-based compensation	1,306	1,297
Net change in unrealized gains and losses on investments	(257)	1,143
Net change in accrued interest, premiums, and discounts on investments	367	(81)
Other	(6)	(17)
Total adjustments	39,990	35,567
Changes in operating assets and liabilities:
Accounts receivable	(1,756)	(3,690)
Inventories	(4,742)	(2,818)
Prepaid expenses	581	600
Other non-current assets	17	(145)
Accounts payable and accrued liabilities	277	2,240
Accrued income and other taxes	884	125
Other non-current liabilities	914	812
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	36,165	32,691
Cash flows from investing activities:
Property, plant and equipment additions	(15,239)	(12,671)
Purchase of investments	(54,539)	(27,001)
Proceeds from maturities of investments	46,992	33,913
Net Cash Provided by (Used in) Investing Activities, Continuing Operations, Total	(22,786)	(5,759)
Cash flows from financing activities:
Shares tendered for employees’ withholding taxes on stock-based compensation	(579)	(90)
Dividends paid	(7,880)	(6,947)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations, Total	(8,459)	(7,037)
Net change in cash and cash equivalents	4,920	19,895
Cash and cash equivalents at beginning of period	58,753	30,136
Cash and cash equivalents at end of period	63,673	50,031
Cash paid for:
Income taxes	$ 2,630	$ 2,027